21. FINANCIAL INSTRUMENTS AND RISKS: Schedule of Fair Value of Assets and Liabilities measured on a recurring basis (Details) - CAD ($)		Dec. 31, 2020		Dec. 31, 2019
Assets and liabilities measured at fair value on a recurring basis, Cash and cash equivalents		$ 1,146,569		$ 1,378,687
Assets and liabilities measured at fair value on a recurring basis, Call/put option		112,658,740	[1]	55,967,351
Assets and liabilities measured at fair value on a recurring basis, TDMA loan	[2]	4,231,664
Assets and liabilities measured at fair value on a recurring basis, PV convertible loan		(17,705,058)
Assets and liabilities measured at fair value on a recurring basis		100,331,915		69,876,697
Assets and liabilities measured at fair value on a recurring basis, Deposits				12,530,659
Fair Value, Inputs, Level 1
Assets and liabilities measured at fair value on a recurring basis, Cash and cash equivalents		1,146,569		1,378,687
Assets and liabilities measured at fair value on a recurring basis, Call/put option		0	[1]	0
Assets and liabilities measured at fair value on a recurring basis, TDMA loan	[2]	0
Assets and liabilities measured at fair value on a recurring basis, PV convertible loan		0
Assets and liabilities measured at fair value on a recurring basis		1,146,569		13,909,346
Assets and liabilities measured at fair value on a recurring basis, Deposits				12,530,659
Fair Value, Inputs, Level 2
Assets and liabilities measured at fair value on a recurring basis, Cash and cash equivalents		0		0
Assets and liabilities measured at fair value on a recurring basis, Call/put option		0	[1]	0
Assets and liabilities measured at fair value on a recurring basis, TDMA loan	[2]	0
Assets and liabilities measured at fair value on a recurring basis, PV convertible loan		0
Assets and liabilities measured at fair value on a recurring basis		0		0
Assets and liabilities measured at fair value on a recurring basis, Deposits				0
Fair Value, Inputs, Level 3
Assets and liabilities measured at fair value on a recurring basis, Cash and cash equivalents		0		0
Assets and liabilities measured at fair value on a recurring basis, Call/put option		112,658,740	[1]	55,967,351
Assets and liabilities measured at fair value on a recurring basis, TDMA loan	[2]	4,231,664
Assets and liabilities measured at fair value on a recurring basis, PV convertible loan		(17,705,058)
Assets and liabilities measured at fair value on a recurring basis		$ 99,185,346		55,967,351
Assets and liabilities measured at fair value on a recurring basis, Deposits				$ 0

[1]	Note 12.
[2]	Note 5.